FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

8. FAIR VALUE MEASUREMENT

        As of December 31, 2011 and 2012, information about inputs into the fair value measurements of the Company's assets or liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurements at Reporting Date Using
As of December 31, 2012	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange option contracts	$100,837	$—	$100,837	$—
Foreign exchange forward contracts	$1,249,820	$—	$1,249,820	$—

Total Assets	$1,350,657	$—	$1,350,657	$—

Liabilities:
Foreign exchange option contracts	$—	$—	$—	$—
Foreign exchange forward contracts	$365,226	$—	$365,226	$—

Total Liabilities	$365,226	$—	$365,226	$—

	Fair Value Measurements at Reporting Date Using
As of December 31, 2011	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange option contracts	$479,333	$—	$479,333	$—
Foreign exchange forward contracts	$2,247,205	$—	$2,247,205	$—

Total Assets	$2,726,538	$—	$2,726,538	$—

        The Company's foreign currency derivative instruments relate to foreign exchange option or forward contracts involving major currencies such as Euro and USD. Since its derivative instruments are not traded on an exchange, the Company values them using valuation models. Interest rate yield curves and foreign exchange rates are the significant inputs into these valuation models. These inputs are observable in active markets over the terms of the instruments the Company holds, and accordingly, the fair value measurements are classified as Level 2 in the hierarchy. The Company considers the effect of its own credit standing and that of its counterparties in valuations of its derivative financial instruments.

        The Company measures certain long term investments at fair value on a non-recurring basis in periods after initial measurement in circumstances when the fair value of such asset is impaired below its recorded cost. As stated in Note 23, investment of $3 million preferred share in a privately held company was fully impaired in 2010, and investment in Nernst New Energy (Suzhou) Co. of $1.1 million was fully impaired in 2012, respectively, accordingly to the provisions of ASC 323-10. The fair value of such investments was classified as level 3 measurements as the valuation based on cash flow model involved significant unobservable inputs. The Company did not have any other assets or liabilities that were measured at fair value on a non-recurring basis subsequent to initial recognition for the years ended December 31, 2010, 2011 and 2012.

        The Company also holds financial instruments that are not recorded at fair value in the consolidated balance sheets, but whose fair value is required to be disclosed under US GAAP. The carrying value of cash and cash equivalents, trade receivables, billed and unbilled, amount due from related parties, accounts and short-term notes payable, other payables, other current liabilities, amounts due to related parties, and short-term borrowings approximate their fair values due to the short-term maturity of these instruments. Long-term bank borrowings of $214,562,973 as of December 31, 2012 approximate their fair value since these borrowings contain variable interest rates.

        Depending on the terms of the specific derivative instruments and market conditions, some of the Company's derivative instruments may be assets and others liabilities at any particular point in time.

        The Company's primary objective for holding derivative financial instruments is to manage currency risk. The recognition of gains or losses resulting from changes in fair values of those derivative instruments is based on the use of each derivative instrument and whether it qualifies for hedge accounting.

        The Company entered into certain foreign currency derivative contracts to protect against volatility of future cash flows caused by the changes in foreign exchange rates. The foreign currency derivative contracts do not qualify for hedge accounting and, as a result, the changes in fair value of the foreign currency derivative contracts are recognized in the consolidated statements of operations. The Company recorded a gain (loss) on foreign currency derivative contracts of $1,656,928, $(5,750,981) and $(4,369,173) for the years ended December 31, 2010, 2011 and 2012, respectively.

        The effect of fair values of derivative instruments on the consolidated balance sheets as of December 31, 2011 and 2012 and the effect of derivative instruments on consolidated statements of operations for the years ended December 31, 2011 and 2012 are as follows:

	Fair Values of Derivatives Asset
	At December 31, 2011		At December 31, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange option contracts	Foreign currency derivative assets	$479,333	Foreign currency derivative assets	$100,837
Foreign exchange forward contracts	Foreign currency derivative assets	$2,247,205	Foreign currency derivative assets	$1,249,820

Total derivatives		$2,726,538		$1,350,657

	Fair Values of Derivatives Liability
	At December 31, 2011		At December 31, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange option contracts	Foreign currency derivative liabilities	$—	Foreign currency derivative liabilities	$—
Foreign exchange forward contracts	Foreign currency derivative liabilities	$—	Foreign currency derivative liabilities	$365,226

Total derivatives		$—		$365,226

		Amount of Gain (Loss) Recognized in Income on Derivatives
		Year Ended December 31
	Location of Gain (Loss) Recognized in Income on Derivatives
		2010	2011	2012
Foreign exchange option contracts	Gain on foreign currency derivatives	$6,636,821	$(6,933,	$428,340
Foreign exchange forward contracts	Gain on foreign currency derivatives	$(4,979,893)	$1,182	$(4,797,513)

Total		$1,656,928	$(5,750,981)	$(4,369,173)